Capital Disclosures	12 Months Ended
Dec. 31, 2025
Text Block 1 [Abstract]
Capital disclosures

Note 30. Capital Disclosures

The capital structure of the Company consists of net debt plus shareholders’ equity.

December 31,	2025	2024

Long-term debt	$582	$708

Cash and cash equivalents	(81)	(92)

Net debt	$501	$616

Total shareholders’ equity	1,093	1,049

Total capital	$1,594	$1,665

The Company manages its capital to ensure that entities in the Company will be able to continue to grow while maximizing the return to shareholders through the optimization of debt and equity balances. The Company adjusts its capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, issue new Company shares, buy back Company shares, or access debt markets.

The Company formally reviews the capital structure on an annual basis and monitors it on an on-going basis. As part of this review, the cost of capital and the risks associated with each class of capital are considered. In order to maintain its status as a leading supplier of products and services to the global energy sector, the Company remains focused on maintaining a strong financial position and will also consider further debt reduction to strengthen its balance sheet.